Supplement to Spinnaker Plus Prospectus
                   Supplement dated April 30, 2013
         to Prospectus dated December 1, 2004 as supplemented

Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
-------------------------------------------------------------------------------
Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares

Effective April 29, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has made the following name changes:

Old Fund Name				New Fund Name(Effective April 29, 2013)
-------------------------------------------------------------------------------
Invesco Van Kampen V.I. 		Invesco V.I. American Franchise Fund
American Franchise Fund
Invesco Van Kampen V.I. Mid 		Invesco V.I. Mid Cap Growth Fund
Cap Growth Fund

                Supplement to Spinnaker Plus Prospectus
                    Supplement dated April 30, 2013
        to Prospectus dated December 1, 2004 as supplemented


The disclosure set forth below replaces the information under Section 1-Inquiries found on page 3 of the prospectus.

INQUIRIES
If you need more information, please contact us at the following:

	By Phone:
	1-800-796-3872

	On the Internet:
	http://www.symetra.com

	For general correspondence, all written communications, including making additional Purchase Payments, and other transactional inquiries, please contact us at:

	Symetra Life Insurance Company
	PO Box  305156
	Nashville, TN 37230-5156

	We will not deem correspondence, including transactional inquiries and Purchase Payments, sent to any other address as received by us until they are picked up at the address listed above and delivered to
	our processing 	office.

	For Overnight Mail:
	Symetra Life Insurance Company
	100 Centerview Drive, Suite 100
	Nashville, TN 37214-3439

                   Supplement to Spinnaker Plus Prospectus
                       Supplement dated April 30, 2013
            to Prospectus dated December 1, 2004 as supplemented

   The disclosure set forth below replaces the information found under the section "Symetra Resource Variable Account B Portfolio Operating Expenses"
        and "Examples" in the prospectus and any prior supplements.

================================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
================================================================================

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century VP  		  0.90%		-		0.01%	      0.91%	  -		0.91%
Balanced Fund
American Century VP  		  1.41%		-		0.01%	      1.42%	  -		1.42%
International Fund
American Century VP 	          0.97%		-		0.01%	      0.98%	  -		0.98%
Value Fund
American Century VP Ultra	  1.00%		-		0.01%	      1.01%	  -		1.01%
[registered trademark symbol]
Fund(1)
American Century VP Ultra         0.90%		0.25%		0.01%	      1.16%	  -		1.16%
[registered trademark symbol]
-Class II Fund
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible  0.75%		-		0.10%	      0.85%	  -		0.85%
Growth Fund, Inc. - Initial
Shares
Dreyfus IP - MidCap Stock         0.75%		-		0.10%	      0.85%	  -		0.85%
Portfolio - Initial Shares(2)
Dreyfus IP - Technology Growth	  0.75%		-		0.08%	      0.83%	  -		0.83%
Portfolio - Initial Shares
Dreyfus VIF - Appreciation        0.75%		-		0.06%	      0.81%	  -		0.81%
Portfolio - Initial Shares(2)
Dreyfus VIF - Quality Bond 	  0.65%		-		0.19%	      0.84%	  -		0.84%
Portfolio - Initial Shares(3)
Dreyfus Stock Index Fund, Inc. 	  0.25%		0.25%		0.03%	      0.53%	  -		0.53%
- Service Shares
-------------------------------------------------------------------------------------------------------------------------
DWS Global Income Builder 	  0.37%		-		0.23%	      0.60%	  -	     	0.60%
VIP-Class A Shares(4)
DWS International VIP -           0.79%		-		0.19%	      0.98%	  -		0.98%
Class A Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond        0.60%		-	 	0.42%	      1.02%	 0.20% (5)	0.82%
Fund II - Primary Shares(2)
Federated Managed Volatility      0.75%		-		0.68%	      1.43%	 0.40% (6)	1.03%
Fund II(3)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager  	  0.51% 	-		0.12%	      0.63% 	  -		0.63%
Portfolio - Initial Class(3)
Fidelity VIP Contrafund           0.56%		-		0.08%	      0.64%	  -		0.64%
[registered trademark symbol]
Portfolio - Initial Class
Fidelity VIP Equity-Income 	  0.46%		-		0.10%	      0.56%	  -		0.56% (7)
Portfolio - Initial Class
Fidelity VIP Growth & Income      0.46%		-	    	0.13%	      0.59%	  -		0.59%
Portfolio - Initial Class
Fidelity VIP Growth Opportunities 0.56%		-		0.13%	      0.69%	  -	  	0.69%
Portfolio - Initial Class(4)
Fidelity VIP Growth Portfolio -   0.56%		-		0.10%	      0.66%	  -		0.66%
Initial Class(2)
Fidelity VIP Money Market  	  0.17%		0.25%		0.09%	      0.51%	  -		0.51%
Portfolio - Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth 	  0.51%		0.25%		0.29%	      1.05%	  -		1.05%
Securities Fund - Class 2
Franklin U.S. Government  	  0.47% (8)	0.25%		0.03%	      0.75%	  -		0.75%
Fund - Class 2
Templeton Growth Securities  	  0.74% (8)     0.25%		0.04%	      1.03%	  -		1.03%
Fund - Class 2
Franklin Income Securities 	  0.45% (8)	0.25%		0.02%	      0.72%	  -		0.72%
Fund - Class 2
Mutual Shares Securities   	  0.60%		0.25%		0.11%	      0.96%	  -		0.96%
Fund - Class 2
Templeton Developing Markets  	  1.10%		0.25%		0.25%	      1.60%	  -		1.60%
Securities Fund - Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources 		  0.37%	       	-		0.23%	      0.60%	  -		0.60%
Portfolio - Class S(3)
ING JPMorgan Emerging Markets 	  0.79%		-		0.19%	      0.98%	  -		0.98% (10)
Equity Portfolio - Class I(9)
-------------------------------------------------------------------------------------------------------------------------
Invesco V.I.American              0.68%		-		0.30%	      0.98%       0.08%		0.90% (12)
Franchise Fund (Series I Shares)
(2)(11)
Invesco V.I. Global Health Care   0.75%		-		0.38%	      1.13%	  -		1.13% (13)
Fund (Series I Shares)(4)
Invesco V.I. Global Real Estate   0.75%		-		0.39%	      1.14%	  -		1.14% (13)
Fund (Series I Shares)(2)
Invesco V.I. International        0.71%		-		0.30%	      1.01%	  -		1.01%
Growth Fund (Series I Shares)
(15)

Invesco V.I. International        0.71%		0.25%		0.30%	      1.26%	  -		1.26%
Growth Fund (Series II Shares)

Invesco V.I. Mid Cap Growth 	  0.75%		0.25%		0.37%	      1.12%       0.03%		1.09% (14)
Fund (Series II Shares)(15)(16)
Invesco V.I. Mid Cap Growth       0.75%		-		0.37%	      1.37%       0.03%		1.34% (17)
Fund  (Series I Shares)(15)(16)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust 	  0.60%		-		0.60%	      1.20%	  0.17%(18)	1.03%
International Equity Portfolio -
Class 1 Shares(2)
JPMorgan Insurance Trust Mid  	  0.65%		-		0.15%	      0.80%(19)	  -		0.80%
Cap Value Portfolio -
Class 1 Shares
JPMorgan Insurance Trust U.S.     0.55%		-		0.26%	      0.81%	  0.01%(20)	0.80%
Equity Portfolio -
Class 1 Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT Portfolio - 	  0.50%		-		0.57%	      1.07%	  0.45%(21)	0.62%
Class I Shares(3)
Pioneer Emerging Markets VCT 	  1.15%		0.25%		0.31%	      1.71%	  -		1.71%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	  0.65%		0.25%		0.10%	      1.00%	  -		1.00%
Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - 	  0.65%		-		0.09%	      0.74%	  -		0.74%
Class I Shares(3)
Pioneer Select Mid Cap Growth  	  0.74%		-		0.13%	      0.87%	  0.02%(23)	0.85%
VCT Portfolio - Class I
Shares  (3)(22)
Pioneer High Yield VCT 		  0.65%		0.25%		0.22%	      1.12%	  -		1.12%
Portfolio - Class II Shares
Pioneer Mid Cap Value  VCT        0.65%		-		0.07%	      0.72%	  -		0.72%
Portfolio - Class I Shares(3)
Pioneer Strategic Income          0.65%		0.25%		0.63%	      1.53%	  -		1.53%
VCT Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.


1	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

2	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

3 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

4  	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

5  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the total  annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82%
	(the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or
	(b) the date the Fund's next effective prospectus.  While the Adviser and its affiliates currently do
	not anticipate terminating or increasing these arrangements prior to the Termination Date, these
	arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the
	agreements of the Fund's Board of Trustees.

6  	The Advisor and its affiliates have voluntarily  agreed to waive their fees and/or reimburse expenses
	so that the totala annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any)
	paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the "Fee
	Limit") up to but not including the later of (the "Termination Date"): (a) May 1, 2014; or (b) the
	date the Fund's next effective prospectus.  While the Adviser and its affiliates currently do not
	anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements
	may only be terminated or the Fee Limit increased prior to the Termination Date with the agreements
	of the Fund's Board of Trustees.

7  	Differs from ratios of expenses to average net assets in the Financial Highlights section of  the
	Fidelity Variable Insurance Products prospectus because of acquired fund fees and expenses.

8  	The Fund administration fee is paid indirectly through the management fee.

9 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

10  	Through April 30, 2014,  The Advisor has contractually agreed to waive all or a portion of its mamagement
	fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain
	the portfolio's total annual operating expenses at a ratio no higher than 1.03%, excluding certain
	expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be
	terminated with the consent of the fund's Board.

11  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I.
	Capital Appreciation Fund effective May 1, 2006.  Effective April 30, 2012,  Invesco V.I. Capital
	Appreciation Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van Kampen
	V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.  Effective April 29,
	2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund.

12  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
	After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I
	shares to 0.90% of average daily nets assets.  In determining the Adviser's obligation to waive advisory
	fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the
	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers
	reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or
	non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not
	actually pay because of an expense offset arrangement.  Unless the Board of Trustees and Invesco Advisers,
	Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

13  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
	After Fee Waiver and/or Expense Reimbursement (subject to the same exclusions discussed above in Note 12)
	of Series I shares to 2.00% of average daily net assets.  Unless the Board of Trustees and Invesco Advisers,
	Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

14  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or
	reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
	After Fee Waiver and/or Expense Reimbursement (subject to the same exclusions discussed above in Note 12)
	of Series I shares to 1.09% of average daily net assets.  Unless the Board of Trustees and Invesco Advisers,
	Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

15 	This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

16  	Effective April 30, 2012,  Invesco V.I. Capital Development Fund was reorganized into Invesco Van Kampen
	V.I. Mid Cap Growth Fund.

17  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse
	expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee
	Waiver and/or Expense Reimbursement (subject to the same exclusions discussed above in Note 12) of Series I
	shares to 1.34% of average daily net assets.  Unless the Board of Trustees and Invesco Advisers, Inc.
	mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

18  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses
	related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of
	Trustees' deferred compensation plan) exceed 1.03% of its average daily net assets.  This contract cannot
	be terminated prior to 5/1/14, at which time, the Service Providers will determine whether or not to renew
	or revise it.

19  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related
	to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees'
	deferred compensation plan) exceed 0.90% of its average daily net assets.  This contract cannot be terminated
	prior to 5/1/14, at which time, the Service Providers will determine whether or not to renew or revise it.

20  	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees
	and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding
	acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related
	to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees'
	deferred compensation plan) exceed 0.80% of its average daily net assets.  This contract cannot be terminated
	prior to 5/1/14, at which time, the Service Providers will determine whether or not to renew or revise it.

21  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares. This
	expense limitation is in effect through May 1, 2014. There can be no assurance that the adviser will extend
	the expense limitation beyond such time. While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

22  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer Select
	Mid Cap Growth VCT Portfolio.

23  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares. This expense
	limitation is in effect through May 1, 2014. There can be no assurance that the adviser will extend the expense
	limitation beyond such time. While in effect, the arrangement may be terminated only by agreement of the adviser
	and the Board of Trustees.

EXAMPLES

The examples shown in your prospectus are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and the Portfolio fees and expenses.  Changes to the Portfolio expenses affect the results of the expense Examples in your prospectus.  Although we have chosen not to update the
Examples here, they still generally show how expenses and charges affect your Contract Value.




You may request free copies of the Symetra Life Insurance Company financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com.